Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	December 31,
(In thousands)	2011	2010
Accounts payable:
Trade	$223,465	$231,616
Other	28,107	32,676
	$251,572	$264,292
Accrued liabilities:
Payroll and employee benefit costs	$54,099	$48,438
Other	60,880	79,028
	$114,979	$127,466